Cover	Apr. 24, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 24, 2026
Entity File Number	001-42400
Entity Registrant Name	WILLOW LANE ACQUISITION CORP.
Entity Central Index Key	0002032379
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	250 West 57th Street
Entity Address, Address Line Two	Suite 415
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10107
City Area Code	(646)
Local Phone Number	565-3861
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	WLACU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	WLAC
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	WLACW
Security Exchange Name	NASDAQ